                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006
                                               -------------------

Check here if Amendment [   ]; Amendment Number:
 This Amendment (Check only one):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
         ---------------
Address: 17 Heights Road
        ----------------
         Plandome, NY 11030
         ------------------


Form 13F File Number:      28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward M. Giles
         ---------------
Title:   Managing Member
         ---------------
Phone:   212-752-5255
         ------------

Signature, Place, and Date of Signing:


  /s/    Edward M. Giles              New York, NY             05/09/06
      ---------------------        ------------------       --------------
          [Signature]                 [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                1
                                  -----------------

Form 13F Information Table Entry Total:          42
                                       ------------

Form 13F Information Table Value Total:      250660
                                       ------------
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                           NONE

                                 GME CAPITAL LLC
                                   13F REPORT
                              AS OF MARCH 31, 2006

                                                                                                  Voting Authority
                                                                                                  ----------------
                                                          Value      Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                 Title of class    CUSIP    (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers   Sole     Shared   None
-------------------            --------------  ---------  --------  --------- ---  ----  -------  -------- --------   ------   ----
3D SYSTEMS CORP                COM NEW         88554D205      7363    344544  SH         Defined             344544
ACCELR8 TECHNOLOGY CORP        COM NEW         004304200       354    118000  SH         Defined             118000
AMERICAN VANGUARD CORP         COM             030371108     10260    335840  SH         Defined             335840
ANALOG DEVICES                 COM             032654105      3631     94838  SH         Defined              94838
BARRICK GOLD CORPORATION       COM             067901108      3181    116777  SH         Defined             116777
BJ SERVICES CO                 COM             055482103      4581    132400  SH         Defined             132400
BROOKFIELD ASSET MGMT INC      Cl A LTD VT SH  112585104      4625     84000  SH         Defined              84000
CELGENE CORP                   COM             151020104     78827  11782612  SH         Defined            1782612
CIMAREX ENERGY                 COM             171798101       320      7400  SH         Defined               7400
COUNTRYWIDE FINANCIAL          COM             222372104      5343    145580  SH         Defined             145580
D.R. HORTON INC                COM             23331A109      4250    127933  SH         Defined             127933
FIBERSTARS INC                 COM             315662106      1195    132450  SH         Defined             132450
HUDSON CITY BANCORP INC        COM             443683107      6802    511808  SH         Defined             511808
KOPIN CORP.                    COM             500600101       193     38560  SH         Defined              38560
LEXICON GENETICS INC.          COM             528872104       308     55600  SH         Defined              55600
LIFECORE BIOMEDICAL INC.       COM             532187101      2937    251000  SH         Defined             251000
MASSEY ENERGY CO               COM             576206106      4031    111750  SH         Defined             111750
MERCURY COMPUTER SYSTEMS       COM             589378108      2002    123600  SH         Defined             123600
MRV COMMUNICATIONS INC.        COM             553477100      1903    464200  SH         Defined             464200
NABORS INDUSTRIES LTD          SHS             G6359F103      4295     60000  SH         Defined              60000
NEWFIELD EXPLORATION CO        COM             651290108      4994    119200  SH         Defined             119200
NEWMONT MINING CORPORATION     COM             651639106      5186     99950  SH         Defined              99950
NOBLE DRILLING CORP.           SHS             G65422100      2814     34700  SH         Defined              34700
PALL CORP.                     COM             696429307      3883    124500  SH         Defined             124500
PEABODY ENERGY                 COM             704549104      2853     56600  SH         Defined              56600
PETROHAWK ENERGY CORP          COM             716495106      3252    237400  SH         Defined             237400
PRESSTEK INC.                  COM             741113104      6049    508320  SH         Defined             508320
QUEST DIAGNOSTICS, INC.        COM             74834L100      3401     66300  SH         Defined              66300
QUESTAR CORP                   COM             748356102      5695     81300  SH         Defined              81300
RAYONIER INC                   COM             754907103     12063    264597  SH         Defined             264597
SHIRE PLC                      Sponsored ADR   82481R106      5514    118600  SH         Defined             118600
SOUTHWESTERN ENERGY CO.        COM             845467109     17933    557100  SH         Defined             557100
STERICYCLE, INC.               COM             858912108      2870     42450  SH         Defined              42450
STREETTRACKS GOLD TRUST        GOLD SHS        863307104       871     15000  SH         Defined              15000
THERMO ELECTRON CORP           COM             883556102      2466     66500  SH         Defined              66500
THORATEC CORPORATION           COM NEW         885175307       193     10000  SH         Defined              10000
THORNBURG MORTGAGE INC         COM             885218107      5804    214500  SH         Defined             214500
TIERONE CORP                   COM             88650R108      1730     50950  SH         Defined              50950
UNIVERSAL HEALTH RLTY IN       SH BEN INT      91359E105      1030     28183  SH         Defined              28183
VASOGEN INC                    COM             92232F103       717    339900  SH         Defined             339900
VENTANA MEDICAL SYSTEMS        COM             92276h106      9819    235064  SH         Defined             235064
WILLBROS GROUP INC             COM             969199108      5122    251800  SH         Defined             251800
REPORT SUMMARY                           42 DATA RECORDS    250660                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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